Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	137,790.00
Total Fee Amount	151,600.00
Total Offset Amount	0.00
Net Fee	$ 13,810.00